Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Future Annual Rental Payments Under Non-cancellable Operating Leases
Amounts of minimum future annual rental payments under non-cancellable operating leases in each of the next five years and thereafter are as follows:

Fiscal Year	Amount $
2016	5,804
2017	7,809
2018	7,907
2019	7,958
2020	8,070
Thereafter	42,594
Total future minimum lease payments	80,142